GOODWILL AND INTANGIBLE ASSETS (Schedule of Changes In Carrying Value of Goodwill) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill originally reported at beginning	$ 20,021,357	$ 19,627,856		$ 17,947,989
Measurement period adjustments		(77,094)	[1]	45,371	[2]
Business Acquisitions		470,595	[3]	1,634,496	[4]
Adjusted goodwill at Ending	$ 20,021,357	$ 20,021,357		$ 19,627,856

[1]	Measurement period adjustments recorded in connection with the Be Social and B/HI acquisitions.
[2]	Measurement period adjustments recorded in connection with the Shore Fire and Be Social acquisitions.
[3]	Acquisition of B/HI in January 2021.
[4]	Acquisition of Be Social in August 2020.